Segmented Information - Operating Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Net revenue	$ 278,906	$ 245,536
Gross profit (loss)	(33,539)	142,440
Net loss before taxes and discontinued operations	(3,383,896)	(330,649)
Corporate
Disclosure of operating segments [line items]
Net revenue	0	0
Gross profit (loss)	0	(1,539)
Net loss before taxes and discontinued operations	(234,121)	(132,898)
Cannabis | Operating Segments
Disclosure of operating segments [line items]
Net revenue	277,817	243,023
Gross profit (loss)	(33,601)	145,535
Net loss before taxes and discontinued operations	(3,153,763)	(190,425)
Horizontally Integrated Businesses | Operating Segments
Disclosure of operating segments [line items]
Net revenue	1,089	2,513
Gross profit (loss)	62	(1,556)
Net loss before taxes and discontinued operations	$ 3,988	$ (7,326)